BALANCE SHEET (Parenthetical)	Oct. 08, 2021 $ / shares shares
Preferrd stock, par value | $ / shares	$ 0.0001
Preferred stock, authorized shares	1,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common Class A [Member]
Common stock subject to possible redemption	20,700,000
Share price | $ / shares	$ 10.15
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	100,000,000
Common stock, shares issued	155,250
Common stock, shares outstanding	155,250
Common Class B [Member]
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	10,000,000
Common stock, shares issued	5,175,000
Common stock, shares outstanding	5,175,000